Related Parties Transactions (Details) - Schedule of Due to Related Parties - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Ufintek Group Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	$ 604,084	$ 584,558
Yu Fan [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	276,701	6,715
Stony Holdings Limited [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	84,991
Wang Yizhou [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]		1,524
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties		$ 965,776	$ 592,797

[1]	The balance represents the advance funds received from related parties for daily operational purposes.
[2]	On March 15, 2024, the Group entered into Line of Credit Agreements with two existing shareholders, Hades Capital Limited and Stony Holdings Limited (collectively “Helport Shareholders”), which provides us with unsecured lines of credit in the principal maximum amount of $4,000,000 and $2,000,000, respectively. The principal indebtedness under the Line of Credit Agreements will mature on the third anniversary of the date the Line of Credit Agreements were entered into, at an interest rate of 0% per annum. As of June 30, 2024, an aggregate of $84,991 were drawn from such lines of credit.